SUPPLEMENTAL CONSOLIDATED FINANCIAL STATEMENT INFORMATION - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Jan. 31, 2022	Jan. 31, 2021
Property, Plant and Equipment
Total cost	$ 98,047	$ 118,794
Less: accumulated depreciation and amortization	(67,208)	(81,199)
Total property and equipment, net	30,839	37,595
Land and buildings
Property, Plant and Equipment
Total cost	2,854	2,854
Leasehold improvements
Property, Plant and Equipment
Total cost	14,032	13,530
Software
Property, Plant and Equipment
Total cost	26,281	37,204
Equipment, furniture and other
Property, Plant and Equipment
Total cost	$ 54,880	$ 65,206